Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events	22. Subsequent Events On March 13, 2018, the Company's Board of Directors declared the payment of dividends on common shares of $48 million.